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                                                                       1933 Act
                                                                    Rule 497(j)

October 28, 2008                                                       VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:Phoenix Life Variable Universal Life Account
   Phoenix Life Insurance Company
   Registration Nos. 333-146301 and 811-04721

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information does not differ from that contained in the Registrant's most recent registration statement filed electronically on Form N-6 pursuant to Rule 485(b) on October 23, 2008.

If you have any questions concerning this filing, please call the undersigned at 860/403-5134.

Very truly yours,

/s/ Karen A. Peddle
Karen A. Peddle
Director,
Life & Annuity
SEC/State Compliance
Phoenix Life Insurance Company